Condensed Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (14,311)	$ (11,183)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	599	597
Interest income	2	28
Net changes in operating leases	(48)	(13)
Interest expenses on finance lease	(2)	(3)
Exchange losses (gains) on cash and cash equivalents and restricted cash	35	(121)
Changes in accrued liability for employee rights upon retirement	(5)
Share-based compensation	884	917
Changes in operating assets and liabilities:
Decrease in other current assets and long-term prepaid expenses	421	(461)
Decrease (increase) in trade receivables	129	(118)
Increase (decrease) in accounts payable:
Trade	527	(1,228)
Other (including other non-current liability)	621	(900)
Decrease in deferred revenue	(325)	(293)
Net cash used in operating activities	(11,473)	(12,778)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(406)	(20)
Investment in short-term bank deposits	(25,108)	(24,000)
Maturity of short-term bank deposits	17,085	27,026
Net cash (used in) provided by investing activities	(8,429)	3,006
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares and warrants	31,921	18,647
Issuance costs	(2,202)	(1,537)
Proceeds from issuance of ordinary shares subject to possible redemption	1,598
Proceeds from exercised warrants	7,048
Finance lease payments	(104)	(188)
Net cash provided by financing activities	38,261	16,922
INCREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	18,359	7,150
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD	13,697	9,942
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(35)	121
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	32,021	17,213
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Right of use assets obtained in exchange for new operating lease liabilities	230	65
Issuance of ordinary shares		138
RECONCILIATION OF CASH, CASH EQUIVALENTS, AND RESTRICTED CASH REPORTED IN THE STATEMENT OF FINANCIAL POSITION
Cash and cash equivalents	31,660	16,702
Restricted bank deposits included in current and non-current assets	361	511
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	32,021	17,213
SUPPLEMENTARY DISCLOSURE ON CASH FLOWS
Interest received	66	257
Interest paid	$ (2)	$ 6